FINANCIAL OBLIGATIONS (Details 4) $ in Millions, $ in Millions	Dec. 31, 2017 COP ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 COP ($)
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	$ 19,102,196	$ 6,401.5		$ 18,568,236
Less than a year [member]
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	983,915
2019
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	1,332,505
2020
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	1,973,046
2021
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	452,159
More than 5 years [member]
Disclosure of detailed information About Future Maturities of Bonds [Line Items]
Bonds issued	$ 14,360,571

[1]	2.4 Convenience translation in to U.S. dollars: The presentation currency of Grupo Aval´s consolidated financial statements is the Colombian Peso. The U.S. dollar amounts disclosed in the accompanying consolidated financial statements are presented solely for the convenience of the reader, dividing the Colombian peso amounts by the exchange rate of Ps. 2,984.00 per US$1.00, which is the market exchange rate at December 31, 2017, as calculated by the Central Bank of Colombia. The use of this methodology in translating Colombian pesos into U.S. dollars is referred to as the “U.S. dollar translation methodology,” and should not be construed as a representation that the Colombian peso amounts actually represent or have been, or the amount that could be converted into U.S. dollars at that rate or any other rate.